RESEARCH AND DEVELOPMENT	12 Months Ended
Dec. 31, 2018
Research and Development [Abstract]
RESEARCH AND DEVELOPMENT
RESEARCH AND DEVELOPMENT

The components of research and development costs consist of the following:

	2018	2017	2016
Gross research and development	$94,352	$83,538	$73,293
Government tax credits	(645)	(885)	(618)
	$93,707	$82,653	$72,675